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                            MAINSTAY VARIABLE ANNUITY

                                  INVESTING IN

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT--III

          SUPPLEMENT DATED MAY 1, 1998 TO PROSPECTUS DATED MAY 1, 1998

     This Supplement describes the minimum initial premium requirement and the four additional Investment Divisions to which Policyowners may allocate Premium under their MainStay Variable Annuity Policies ("Policies"). These Investment Divisions are listed below.


                    - M Edinburgh Overseas Equity
                    - M Enhanced U.S. Equity
                    - M Frontier Capital Appreciation
                    - M Turner Core Growth

     These Investment Divisions invest in shares of four corresponding Portfolios of M Fund, Inc. ("M Fund"), an open-end management investment company. This Supplement provides information that a prospective investor should know before investing. Please read it carefully and retain it for future reference. This Supplement is not valid unless accompanied by the current prospectuses for both the Policies ("Policy Prospectus") and the M Fund. Defined terms used but not defined in this Supplement have the same meanings as in the Policy Prospectus. The Policy Prospectus should be read in light of the addition of the four Investment Divisions and the following changes:


1. The following sentence should be added to the definition of "Eligible Portfolios ('Portfolios')" on page 3 of the Policy Prospectus.

     The M Fund has four Portfolios available to the Separate Account: the M Edinburgh Overseas Equity, M Enhanced U.S. Equity, M Frontier Capital Appreciation and M Turner Core Growth Portfolios.


2. The definition of "Funds (each, individually, a 'Fund')" on page 3 of the Policy Prospectus should be modified to include the M Fund, Inc. ("M Fund").



                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                                51 MADISON AVENUE
                            NEW YORK, NEW YORK 10010


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3. The following information should be added to the Fee Table on pages 5 and 6.

                                    FEE TABLE


                                                                   M EDINBURGH    M ENHANCED      M FRONTIER
                                                                    OVERSEAS         U.S.           CAPITAL         M TURNER
                                                                     EQUITY         EQUITY       APPRECIATION      CORE GROWTH
                                                                     ------         ------       ------------      -----------
OWNER TRANSACTION EXPENSES
  Maximum Contingent Deferred Sales Load(a)
    (as a % of amount withdrawn)...............................        7%             7%              7%               7%
  Transfer Fee.................................................  Nyliac reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.

  Annual Policy Fee............................................  Lesser of $30 per Policy or 2% of the Accumulation Value, for
                                                                 Policies with less than $20,000 of Accumulation Value.

SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees..............................      1.25%          1.25%            1.25%           1.25%

  Administration Fees..........................................      0.15%          0.15%            0.15%           0.15%

    Total Separate Account Annual Expenses.....................      1.40%          1.40%            1.40%           1.40%

FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
     December 31, 1997)(g)
  Advisory Fees................................................      1.05%          0.55%            0.90%           0.45%
  Administration Fees..........................................        --             --              --               --
  Other Expenses...............................................      0.25%          0.25%            0.25%           0.25%
  Total Fund Annual Expenses...................................      1.30%(h)       0.80%(h)         1.15%(h)        0.70%(h)

----------

(a) The contingent deferred sales load percentage applicable to any amount withdrawn declines by 1% each Payment Year from 7% during the first three Payment Years to 4% in the sixth Payment Year, with no charge thereafter. Certain exceptions may apply. See "Surrender Charges" on page 22 of the Prospectus for the Policies.

(g) The fees and charges were provided by the Fund or its agents, which are based on 1997 expenses and may reflect estimated changes.

(h) M Financial Investment Advisers, Inc. has agreed to limit the operating expenses of each Portfolio (except brokerage or other Portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses, as accrued for each Portfolio, through December 31, 1998 exceed .25% of that Portfolio's estimated daily net assets on an annualized basis. Absent such limits, "Total Fund Annual Expenses" for the fiscal year ended December 31, 1997 would have been 4.94%, 5.42%, 2.86% and 6.20% for the M Edinburgh Overseas Equity, M Enhanced U.S. Equity, M Frontier Capital Appreciation and M Turner Core Growth Portfolios, respectively.



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
4. The following information should be added to the Examples on pages 7 and 8.

     EXAMPLES (1)

    An Owner would pay the following expenses on a $1,000 investment in one of the Investment Divisions listed, assuming a 5% annual return on assets:

     1. If you surrender your Policy at the end of the applicable time period:


                                            1 YEAR        3 YEARS       5 YEARS        10 YEARS
                                            ------        -------       -------        --------
     M Edinburgh Overseas Equity            $94.96        $160.73       $209.25        $335.48
     M Enhanced U.S. Equity                 $90.17        $146.50       $185.32        $286.33
     M Frontier Capital Appreciation        $93.52        $156.48       $202.13        $320.99
     M Turner Core Growth                   $89.21        $143.64       $180.48        $276.22

     2. If you annuitize your Policy at the end of the applicable time period:


                                             1 YEAR          3 YEARS         5 YEARS         10 YEARS
                                             ------          -------         -------         --------
     M Edinburgh Overseas Equity             $94.96           $94.02         $159.75         $335.48
     M Enhanced U.S. Equity                  $90.17           $78.78         $134.56         $286.33
     M Frontier Capital Appreciation         $93.52           $89.47         $152.25         $320.99
     M Turner Core Growth                    $89.21           $75.72         $129.47         $276.22

     3. If you do NOT surrender your Policy:


                                             1 YEAR          3 YEARS         5 YEARS         10 YEARS
                                             ------          -------         -------         --------
     M Edinburgh Overseas Equity             $30.75           $94.02         $159.75         $335.48
     M Enhanced U.S. Equity                  $25.63           $78.78         $134.56         $286.33
     M Frontier Capital Appreciation         $29.21           $89.47         $152.25         $320.99
     M Turner Core Growth                    $24.62           $75.72         $129.47         $276.22

     ----------

     (1) For purposes of calculating these Examples, the annual policy administration fee has been expressed as an annual percentage of assets based on the average size of Policies having an Accumulation Value of less than $20,000 on December 31, 1997. This calculation method reasonably estimates annual policy fees applicable to Policies having an Accumulation Value of less than $20,000 but does not reflect that no annual policy fees are applicable to Policies having an Accumulation Value of $20,000 or greater. This means that the fees would be slightly less if your Policy has an Accumulation Value of $20,000 or greater on the Policy Anniversary or date of surrender.

THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE PERFORMANCE OR EXPENSES. THE ACTUAL EXPENSES PAID OR PERFORMANCE ACHIEVED MAY BE GREATER OR LESS THAN THOSE SHOWN.



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
5. The following performance information should be added to the Total Return Calculations on page 13 of the Policy Prospectus.

     The performance data under average annual total return (if surrendered) reflect all Separate Account and Fund annual expenses shown in the Fee Table which appears on pages 5 and 6 of the Prospectus. The average annual total return (if surrendered) figures assume that the Policy is surrendered at the end of the period shown. Thus, they reflect the deduction of any applicable surrender charges. The annual Policy fee, which is charged to Policies with less than $20,000 of Accumulation Value, is not reflected. This fee, if applicable, would effectively reduce the rates of return credited to a particular Policy. The average annual total return (no surrenders) does not reflect the deduction of any surrender charges. All rates of return presented include the reinvestment of investment income.

     The M Enhanced U.S. Equity and M Frontier Capital Appreciation Portfolios existed prior to the date they were added to an Investment Division of the Separate Account. For periods starting prior to October 1, 1997, when the M Frontier Capital Appreciation Investment Division commenced operations and for periods starting prior to December 30, 1997, when the M Enhanced U.S. Equity Investment Division commenced operations, the performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect the Separate Account and Fund annual expenses as if the Policy had been available during the periods shown. The results shown are not an estimate or guarantee of future investment performance for the Investment Divisions in the following tables.

     As of December 31, 1997, there were no Premium Payments allocated to the M Edinburgh Overseas Equity and M Turner Core Growth Investment Divisions. Therefore, no performance or financial information is shown for these Investment Divisions.


                           AVERAGE ANNUAL TOTAL RETURN
                      (FOR PERIODS ENDED DECEMBER 31, 1997)

----------------------------------------------------------------------------------------------
                                                                               M FRONTIER
                                                         M ENHANCED              CAPITAL
                 INVESTMENT DIVISION:                    U.S. EQUITY          APPRECIATION
              PORTFOLIO INCEPTION DATE:                    1/4/96                1/4/96
         INVESTMENT DIVISION INCEPTION DATE:               12/30/97               10/1/97
----------------------------------------------------------------------------------------------
     Average Total Return (if surrendered)
       1 Year                                              28.01%                18.27%
       3 Year                                                N/A                   N/A
       5 Year                                                N/A                   N/A
       10 Year                                               N/A                   N/A
       Since Portfolio Inception                           22.82%                21.55%
       Since Investment Division Inception                 -5.87%                -15.25%
----------------------------------------------------------------------------------------------
      Average Annual Total Return (no surrenders)
       1 Year                                              35.01%                25.27%
       3 Year                                                N/A                   N/A
       5 Year                                                N/A                   N/A
       10 Year                                               N/A                   N/A
       Since Portfolio Inception                           25.65%                24.40%
       Since Investment Division Inception                  0.46%                 -9.56%
----------------------------------------------------------------------------------------------


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
6. The following information should be added to the "Condensed Financial Information" section on page 15 of the Policy Prospectus.

     As of December 31, 1997, there were no Premium Payments allocated to the M Edinburgh Overseas Equity and M Turner Core Growth Investment Divisions. Therefore, no condensed financial information is shown for those Investment Divisions.

     For the period May 1, 1997 (commencement of operations) through December 31, 1997:


                                                                                 M FRONTIER
                                                            M ENHANCED            CAPITAL
                                                           U.S. EQUITY         APPRECIATION
                                                           -----------         ------------
Accumulation Unit Value (beginning of period)                 $10.00               $10.00
Accumulation Unit Value (end of period)                       $10.05               $ 9.04
Number of units outstanding (in 000s, end of period)               2                    4



7. The following information should be added to the table of Funds, Investment Advisers and Eligible Portfolios on page 17 of the Policy Prospectus.


   FUND           INVESTMENT ADVISERS                      SUB-ADVISERS                    PORTFOLIOS
-------------------------------------------------------------------------------------------------------------
M Fund, Inc.      M Financial Investment           Edinburgh Fund Managers plc           M Edinburgh
                  Advisers                                                               Overseas Equity
-------------------------------------------------------------------------------------------------------------
M Fund, Inc.      M Financial Investment           Franklin Portfolio Associates LLC     M Enhanced U.S.
                  Advisers                                                               Equity
-------------------------------------------------------------------------------------------------------------
M Fund, Inc.      M Financial Investment           Frontier Capital Management           M Frontier Capital
                  Advisers                         Company, Inc.                         Appreciation
-------------------------------------------------------------------------------------------------------------
M Fund, Inc.      M Financial Investment           Turner Investment Partners, Inc.      M Turner Core
                  Advisers                                                               Growth
-------------------------------------------------------------------------------------------------------------

Please refer to the accompanying prospectus of the M Fund, Inc. for a complete description of the M Fund, the investment advisers and the Portfolios.






           ISSUED BY: NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
             DISTRIBUTED BY: NYLIFE DISTRIBUTORS INC. (MEMBER NASD)


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